ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables for the purchase of property and equipment	¥ 124,456	$ 19,530	¥ 87,766
Payroll and welfare payables	260,177	40,827	155,445
Payables for delivery costs	138,833	21,786	76,110
Payables for advertising expenditures	66,203	10,389	64,069
Payables for office supplies and utilities	149,557	23,470	111,661
Accrued liabilities for free coupons			19,743
Others	582,780	91,450	188,323
Accrued expenses and other current liabilities	¥ 1,322,006	$ 207,452	¥ 703,117